Accumulated Deficit During Development Stage (Tables)	12 Months Ended
Jun. 30, 2025
Accumulated Deficit During Development Stage [Abstract]
Schedule of Accumulated Deficit During Development Stage
	Years Ended June 30,
	2025	2024	2023

Balance at beginning of year	214,161,131	195,130,889	181,884,388
Net loss for the year	12,147,828	19,123,464	13,806,515
Reclassify expired options from reserves	(326,544)	-	(560,014)
Reclassify forfeited options from reserves	(93,735)	(93,222)	-
Balance at end of year	225,888,680	214,161,131	195,130,889